October 24, 2016

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Calvert Impact Fund, Inc.
File Numbers 333-44064 and 811-10045
Series: Calvert Global Energy Solutions Fund

Ladies and Gentlemen:
Pursuant to Rule 497 under the Securities Act of 1933, transmitted on behalf of the above-referenced Registrant are exhibits containing certain risk/return summary information in interactive data format for the above-referenced series, in connection with the supplement to the statutory prospectus filed for the series on October 4, 2016, pursuant to Rule 497 - SEC Accession No. 0001121624-16-000157.
If you have any questions or comments concerning the foregoing, please call me at 301-951-4800.
Sincerely,
/s/ Andrew K. Niebler
Andrew K. Niebler
Vice President and Secretary